Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Advance from related party		$ 6,514
VitaNova Partners [Member]
Advance from related party	$ 17,412	$ 6,514